Share-based payments (Details)	9 Months Ended	12 Months Ended
	May 31, 2023 shares $ / shares	Aug. 31, 2022 shares $ / shares	Aug. 31, 2021 shares	Aug. 31, 2020 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	1,167,608	1,706,418	1,659,121	516,216
Exercise Price 2.78
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 2.78
Number of options outstanding		162,162
Weighted average grant date fair value | $ / shares		$ 2.59
Weighted average remaining contractual life (years)		2 years 9 months
Exercisable options		162,162
Exercise Price 3.70
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 3.70
Number of options outstanding		345,946
Weighted average grant date fair value | $ / shares		$ 2.42
Weighted average remaining contractual life (years)		2 years 9 months
Exercisable options		325,253
Exercise Price 3.7
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 3.70
Number of options outstanding		10,810
Weighted average grant date fair value | $ / shares		$ 2.69
Weighted average remaining contractual life (years)		3 years
Exercisable options		7,883
Exercise Price 16.29
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 16.29	$ 16.29
Number of options outstanding	35,000	440,000
Weighted average grant date fair value | $ / shares	$ 9.33	$ 9.33
Weighted average remaining contractual life (years)	7 years 6 months	8 years 3 months
Exercisable options	35,000	440,000
Exercise Price 15.75
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 15.75
Number of options outstanding		120,000
Weighted average grant date fair value | $ / shares		$ 11.28
Weighted average remaining contractual life (years)		3 years 6 months
Exercisable options		45,000
Exercise Price 8.98
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 8.98
Number of options outstanding		500,000
Weighted average grant date fair value | $ / shares		$ 6.91
Weighted average remaining contractual life (years)		3 years 9 months
Exercisable options		500,000
Exercise Price 8.85
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 8.85
Number of options outstanding		25,000
Weighted average grant date fair value | $ / shares		$ 6.55
Weighted average remaining contractual life (years)		9 years 3 months
Exercisable options		25,000
Exercise Price 5.65
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 5.65
Number of options outstanding		102,500
Weighted average grant date fair value | $ / shares		$ 4.28
Weighted average remaining contractual life (years)		4 years 6 months
Exercisable options		102,500